Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Operating Leases
Right-of-use assets (Note 4)	$ 1,730	$ 1,730	$ 2,126
Lease liability	$ 1,730	$ 1,730
Weighted average discount rate (as a percent)	7.30%	7.30%
Operating lease payments	$ 300	$ 600
Partnership's lease liabilities from leased-in equipment
2024 (excluding the six months ended June 30, 2024)	592	592
2025	1,146	1,146
2026	93	93
Total	1,831	1,831
Less imputed interest	101	101
Carrying value of operating lease liabilities	$ 1,730	$ 1,730
Tove Knutsen
Operating Leases
Weighted average remaining lease term	1 year 7 months 6 days	1 year 7 months 6 days